Summary of Significant Accounting Policies - Property and Equipment and Capitalized Software (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capitalized Software
Capitalized software development costs	$ 5.5	$ 5.0
Amortization expense for capitalized software	$ 5.2	$ 5.0
Leasehold improvements
Property and Equipment and Capitalized Software
Estimated useful lives	7 years
Minimum | Furniture, fixtures and equipment
Property and Equipment and Capitalized Software
Estimated useful lives	3 years
Minimum | Capitalized software
Property and Equipment and Capitalized Software
Estimated useful lives	1 year 4 months 24 days
Maximum | Furniture, fixtures and equipment
Property and Equipment and Capitalized Software
Estimated useful lives	7 years
Maximum | Capitalized software
Property and Equipment and Capitalized Software
Estimated useful lives	2 years 6 months
Virtu Financial, LLC and subsidiaries
Capitalized Software
Capitalized software development costs			$ 9.8	$ 10.1	$ 11.2
Amortization expense for capitalized software			$ 10.4	$ 11.0	$ 9.4
Virtu Financial, LLC and subsidiaries | Minimum | Furniture, fixtures and equipment
Property and Equipment and Capitalized Software
Estimated useful lives			3 years
Virtu Financial, LLC and subsidiaries | Minimum | Capitalized software
Property and Equipment and Capitalized Software
Estimated useful lives			1 year 4 months 24 days
Virtu Financial, LLC and subsidiaries | Maximum | Furniture, fixtures and equipment
Property and Equipment and Capitalized Software
Estimated useful lives			7 years
Virtu Financial, LLC and subsidiaries | Maximum | Leasehold improvements
Property and Equipment and Capitalized Software
Estimated useful lives			7 years
Virtu Financial, LLC and subsidiaries | Maximum | Capitalized software
Property and Equipment and Capitalized Software
Estimated useful lives			2 years 6 months